LINE OF CREDIT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2019
Line of Credit Facility [Line Items]
Line of credit outstanding balance	$ 94,975	$ 94,975
Line of Credit [Member]
Line of Credit Facility [Line Items]
Amount borrowed under convertible credit line			$ 95,000
Interest rate, variable	3.49%
Line of Credit [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Interest rate, stated	7.27%